UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

Deutsche Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2015 (Unaudited)

Deutsche Core Fixed Income Fund
	Principal Amount ($)	Value ($)
Corporate Bonds 36.8%
Consumer Discretionary 3.6%
Bed Bath & Beyond, Inc.:
4.915%, 8/1/2034	185,000	198,651
5.165%, 8/1/2044	330,000	367,320
DIRECTV Holdings LLC:
3.8%, 3/15/2022	750,000	785,977
3.95%, 1/15/2025	235,000	246,635
DISH DBS Corp., 5.125%, 5/1/2020	1,500,000	1,526,250
Ford Motor Credit Co., LLC, 5.875%, 8/2/2021	990,000	1,170,828
Omnicom Group, Inc., 3.65%, 11/1/2024	430,000	449,691
QVC, Inc., 4.45%, 2/15/2025	320,000	327,157
The Gap, Inc., 5.95%, 4/12/2021	790,000	918,940
Time Warner Cable, Inc., 7.3%, 7/1/2038	300,000	420,477
Viacom, Inc., 5.25%, 4/1/2044	325,000	362,014
Walgreens Boots Alliance, Inc.:
3.3%, 11/18/2021	480,000	498,201
4.8%, 11/18/2044	250,000	284,050

		7,556,191
Consumer Staples 0.5%
Altria Group, Inc., 10.2%, 2/6/2039	261,000	468,857
Campbell Soup Co., 3.8%, 8/2/2042	310,000	283,947
Reynolds American, Inc., 4.75%, 11/1/2042	325,000	332,803

		1,085,607
Energy 4.8%
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039 (a)	375,000	362,648
Energy Transfer Partners LP, 4.65%, 6/1/2021	700,000	749,746
Ensco PLC, 5.75%, 10/1/2044	190,000	194,206
Enterprise Products Operating LLC, 4.85%, 3/15/2044	150,000	165,460
Freeport-McMoran Oil & Gas LLC, 6.875%, 2/15/2023	520,000	573,872
GS Caltex Corp., 144A, 3.25%, 10/1/2018	650,000	661,946
Kinder Morgan Energy Partners LP, 4.25%, 9/1/2024	550,000	570,185
Kinder Morgan, Inc.:
3.05%, 12/1/2019	275,000	277,524
5.55%, 6/1/2045	185,000	198,398
Marathon Petroleum Corp., 6.5%, 3/1/2041	250,000	300,748
Petrobras International Finance Co., 3.875%, 1/27/2016	3,000,000	2,919,300
Petroleos Mexicanos, 3.5%, 1/30/2023	550,000	520,548
Phillips 66, 4.875%, 11/15/2044	350,000	379,898
Rowan Companies, Inc., 5.85%, 1/15/2044 (a)	475,000	437,504
Southwestern Energy Co., 3.3%, 1/23/2018	110,000	111,187
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044	250,000	265,271
Transocean, Inc.:
3.8%, 10/15/2022 (a)	750,000	553,125
6.375%, 12/15/2021 (a)	380,000	314,213
Williams Partners LP, 3.9%, 1/15/2025 (a)	455,000	440,224

		9,996,003
Financials 12.8%
AEGON Funding Co., LLC, 5.75%, 12/15/2020	420,000	491,974
American International Group, Inc., 4.375%, 1/15/2055	275,000	283,972
Ares Capital Corp., 3.875%, 1/15/2020	685,000	695,376
Bank of America Corp.:
4.0%, 4/1/2024 (a)	500,000	538,538
5.75%, 12/1/2017	1,000,000	1,109,753
Blackstone Holdings Finance Co., LLC, 144A, 5.0%, 6/15/2044	225,000	252,104
BPCE SA, 2.25%, 1/27/2020	750,000	752,160
Capital One NA, 2.95%, 7/23/2021	530,000	540,845
CBL & Associates LP:
(REIT), 4.6%, 10/15/2024	485,000	508,104
(REIT), 5.25%, 12/1/2023	250,000	277,192
Compass Bank, 1.85%, 9/29/2017	260,000	261,244
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044	325,000	367,731
General Electric Capital Corp., Series A, 6.875%, 1/10/2039	250,000	370,348
Government Properties Income Trust, (REIT), 3.75%, 8/15/2019	610,000	631,201
Grain Spectrum Funding II LLC, 144A, 3.29%, 10/10/2019	175,000	175,845
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022	750,000	811,334
HSBC Finance Corp., 5.5%, 1/19/2016	1,720,000	1,795,785
HSBC Holdings PLC, 5.625%, 12/29/2049 (a)	410,000	415,638
Industrial & Commercial Bank of China Ltd., 3.231%, 11/13/2019	310,000	317,441
Intesa Sanpaolo SpA, 3.875%, 1/15/2019	700,000	739,160
Jefferies Group LLC:
5.125%, 4/13/2018	435,000	459,406
6.5%, 1/20/2043	250,000	257,343
JPMorgan Chase & Co., 6.4%, 5/15/2038	375,000	516,437
Legg Mason, Inc., 5.625%, 1/15/2044	250,000	306,666
Loews Corp., 4.125%, 5/15/2043	500,000	512,898
Mizuho Bank Ltd., 144A, 2.65%, 9/25/2019	575,000	591,360
Morgan Stanley:
1.75%, 2/25/2016 (a)	700,000	704,808
Series F, 5.625%, 9/23/2019	1,410,000	1,613,579
Nationwide Building Society, 144A, 2.35%, 1/21/2020	400,000	405,041
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044	250,000	274,944
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024	500,000	534,765
Prologis International Funding II SA, 144A, 4.875%, 2/15/2020	750,000	815,304
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018	1,300,000	1,312,399
Royal Bank of Scotland Group PLC, 1.875%, 3/31/2017	1,300,000	1,310,105
Royal Bank of Scotland PLC, 4.375%, 3/16/2016	750,000	778,116
Scentre Group Trust 1:
144A, 2.375%, 11/5/2019	365,000	370,318
144A, 3.5%, 2/12/2025	680,000	711,071
Select Income REIT, (REIT), 4.15%, 2/1/2022 (b)	470,000	472,251
Societe Generale SA, 144A, 6.0%, 10/27/2049 (a)	1,250,000	1,149,437
Sumitomo Mitsui Banking Corp., 2.45%, 1/16/2020	410,000	417,321
The Goldman Sachs Group, Inc., 4.8%, 7/8/2044	250,000	283,368
TIAA Asset Management Finance Co., LLC:
144A, 2.95%, 11/1/2019	375,000	384,839
144A, 4.125%, 11/1/2024	250,000	267,925
Trinity Acquisition PLC, 6.125%, 8/15/2043	375,000	469,150
Ventas Realty LP, (REIT), 4.375%, 2/1/2045	375,000	394,152

		26,648,748
Health Care 1.2%
Actavis Funding SCS, 3.85%, 6/15/2024	230,000	235,521
Allergan, Inc., 2.8%, 3/15/2023	336,000	325,063
Amgen, Inc., 6.4%, 2/1/2039	110,000	147,467
Anthem, Inc., 4.85%, 8/15/2054	280,000	321,795
Forest Laboratories, Inc., 144A, 5.0%, 12/15/2021	524,000	573,240
Laboratory Corp. of America Holdings, 3.6%, 2/1/2025	275,000	280,691
Medtronic, Inc., 144A, 3.15%, 3/15/2022	515,000	540,004

		2,423,781
Industrials 1.0%
Masco Corp., 6.125%, 10/3/2016	2,000,000	2,127,500
Information Technology 2.0%
Adobe Systems, Inc., 3.25%, 2/1/2025 (a)	270,000	274,308
Alibaba Group Holding Ltd.:
144A, 2.5%, 11/28/2019	308,004	308,941
144A, 3.125%, 11/28/2021	314,000	317,821
144A, 3.6%, 11/28/2024	334,000	339,563
Amazon.com, Inc., 4.95%, 12/5/2044	490,000	539,249
Hewlett-Packard Co., 6.0%, 9/15/2041	375,000	443,110
Keysight Technologies, Inc., 144A, 3.3%, 10/30/2019	800,000	811,681
KLA-Tencor Corp., 4.65%, 11/1/2024	655,000	697,424
Seagate HDD Cayman, 144A, 5.75%, 12/1/2034	470,000	511,751

		4,243,848
Materials 1.9%
Barrick North America Finance LLC, 5.75%, 5/1/2043	500,000	533,437
Celulosa Arauco y Constitucion SA, 4.5%, 8/1/2024	430,000	435,952
Corporacion Nacional del Cobre de Chile, REG S, 7.5%, 1/15/2019	200,000	236,691
Dow Chemical Co., 4.25%, 10/1/2034	500,000	520,644
Freeport-McMoRan, Inc., 4.0%, 11/14/2021	500,000	472,724
Glencore Funding LLC, 144A, 4.125%, 5/30/2023	750,000	724,070
The Mosaic Co., 5.625%, 11/15/2043	375,000	463,337
Yamana Gold, Inc., 4.95%, 7/15/2024	580,000	587,427

		3,974,282
Telecommunication Services 3.5%
AT&T, Inc., 2.625%, 12/1/2022 (a)	1,500,000	1,481,166
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023	3,000,000	3,313,800
Verizon Communications, Inc.:
3.45%, 3/15/2021	1,000,000	1,049,397
144A, 5.012%, 8/21/2054	223,000	245,747
5.15%, 9/15/2023	1,030,000	1,181,009
6.55%, 9/15/2043	64,000	86,454

		7,357,573
Utilities 5.5%
American Transmission Systems, Inc., 144A, 5.0%, 9/1/2044	340,000	396,554
Dominion Gas Holdings LLC, 4.6%, 12/15/2044	155,000	175,800
Electricite de France SA, 144A, 4.875%, 1/22/2044	250,000	300,651
Empresa de Energia de Bogota SA ESP, 144A, 6.125%, 11/10/2021 (a)	3,000,000	3,195,000
Israel Electric Corp., Ltd., 144A, 5.625%, 6/21/2018	3,000,000	3,180,000
Korea Hydro & Nuclear Power Co., Ltd., 144A, 2.375%, 10/28/2019	605,000	611,633
Majapahit Holding BV, 144A, 8.0%, 8/7/2019	3,000,000	3,517,500

		11,377,138

Total Corporate Bonds (Cost $74,848,949)		76,790,671
Mortgage-Backed Securities Pass-Throughs 17.6%
Federal Home Loan Mortgage Corp.:
3.5%, with various maturities from 6/1/2028 until 9/1/2042	3,932,434	4,207,128
4.5%, 12/1/2040	1,788,201	1,945,714
5.0%, 12/1/2040	323,724	359,169
5.5%, 6/1/2039	266,219	299,548
6.0%, 11/1/2038	698,431	797,351
7.5%, 2/1/2035	473,557	563,520
Federal National Mortgage Association:
3.0%, 12/1/2042	1,728,059	1,789,081
3.5%, 11/1/2042	2,402,804	2,541,340
4.0%, 3/1/2042 (b)	10,000,000	10,708,594
4.5%, 11/1/2043	1,133,038	1,233,329
5.0%, with various maturities from 12/1/2039 until 11/1/2041	4,269,552	4,765,860
5.5%, with various maturities from 2/1/2031 until 2/1/2042	2,266,434	2,558,051
6.5%, with various maturities from 5/1/2023 until 4/1/2037	727,089	810,953
Government National Mortgage Association:
3.0%, with various maturities from 7/15/2042 until 8/15/2042	1,896,126	1,970,697
4.5%, 7/15/2040	287,604	317,376
5.5%, 6/15/2038	288,805	326,665
6.5%, with various maturities from 12/15/2023 until 7/15/2039	1,237,330	1,439,648

Total Mortgage-Backed Securities Pass-Throughs (Cost $36,296,989)		36,634,024
Asset-Backed 6.0%
Automobile Receivables 0.6%
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2015-1A, 144A, 3.96%, 7/20/2021	1,000,000	999,666
CPS Auto Receivables Trust, "D", Series 2012-A, 144A, 8.59%, 6/17/2019	185,456	185,937

		1,185,603
Miscellaneous 5.4%
Domino's Pizza Master Issuer LLC, "A2", Series 2012-1A, 144A, 5.216%, 1/25/2042	2,415,625	2,543,356
GoldenTree Loan Opportunities VI Ltd., "B", Series 2012-6A, 144A, 2.607% *, 4/17/2022	2,000,000	1,993,510
ING IM CLO Ltd.:
"A2", Series 2013-1A, 144A, 2.053% *, 4/15/2024	2,000,000	1,929,192
"A2", Series 2012-4A, 144A, 2.503% *, 10/15/2023	2,500,000	2,487,767
Magnetite CLO Ltd., "A2A", Series 2012-7A, 144A, 2.503% *, 1/15/2025	2,000,000	1,986,658
SBA Tower Trust, "C", Series 2014-1A, 144A, 2.898%, 10/15/2044	330,000	335,889

		11,276,372

Total Asset-Backed (Cost $12,589,054)		12,461,975
Commercial Mortgage-Backed Securities 3.4%
BAMLL Commercial Mortgage Securities Trust, "C", Series 2014-ICTS, 144A, 1.567% *, 6/15/2028	1,000,000	997,675
BLCP Hotel Trust, "C", Series 2014-CLRN, 144A, 2.117% *, 8/15/2029	1,000,000	1,001,331
CSMC Trust, "D", Series 2014-USA, 144A, 4.373%, 9/15/2037	2,000,000	2,055,548
GS Mortgage Securities Trust, "A4", Series 2014-GC22, 3.587%, 6/10/2047	1,000,000	1,072,403
Hilton U.S.A. Trust, "CFX", Series 2013-HLT, 144A, 3.714%, 11/5/2030	2,000,000	2,047,576

Total Commercial Mortgage-Backed Securities (Cost $7,014,048)		7,174,533
Collateralized Mortgage Obligations 9.4%
Federal Home Loan Mortgage Corp.:
"PZ", Series 4094, 3.0%, 8/15/2042	1,357,530	1,311,411
"AI", Series 3763, Interest Only, 3.5%, 6/15/2025	831,258	68,197
"PI", Series 3773, Interest Only, 3.5%, 6/15/2025	336,530	26,951
"AI", Series 3730, Interest Only, 4.0%, 11/15/2028	294,857	11,018
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041	1,762,829	247,949
"UA", Series 4298, 4.0%, 2/15/2054	1,247,670	1,285,024
"6", Series 233, Interest Only, 4.5%, 8/15/2035	667,930	115,364
"EZ", Series 3707, 5.0%, 8/15/2040	601,783	607,554
"MS", Series 3055, Interest Only, 6.434% **, 10/15/2035	2,536,714	455,713
"SG", Series 3859, Interest Only, 6.534% **, 11/15/2039	3,469,572	420,831
Federal National Mortgage Association:
"PA", Series 2013-89, 3.5%, 2/25/2043	1,808,672	1,904,550
"4", Series 406, Interest Only, 4.0%, 9/25/2040	1,222,422	171,865
"SD", Series 2003-129, Interest Only, 6.832% **, 1/25/2024	2,385,917	362,616
"YI", Series 2008-36, Interest Only, 7.032% **, 7/25/2036	4,167,838	786,651
"SN", Series 2003-7, Interest Only, 7.582% **, 2/25/2033	3,408,164	722,962
"S", Series 2003-2, Interest Only, 7.582% **, 2/25/2033	1,158,776	234,083
Freddie Mac Structured Agency Credit Risk Debt Notes, "M3", Series 2014-DN4, 4.72%, 10/25/2024	720,000	722,476
Government National Mortgage Association:
"DI", Series 2014-102, Interest Only, 3.5%, 7/16/2029	12,361,123	1,346,711
"AZ", Series 2014-22, 3.5%, 11/16/2042	1,862,681	2,022,181
"MZ", Series 2014-81, 3.5%, 6/16/2044	3,923,155	4,154,486
"AI", Series 2009-125, Interest Only, 4.5%, 3/20/2035	1,257,660	34,278
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039	1,034,242	172,872
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044	760,217	132,710
"PI", Series 2009-76, Interest Only, 6.0%, 3/16/2039	1,543,200	214,984
"SB", Series 2014-81, 15.722% *, 6/20/2044	223,500	278,668
NCUA Guaranteed Notes, "1A", Series 2010-R1, 0.618% *, 10/7/2020	1,267,811	1,275,350
Wells Fargo Mortgage Backed Securities Trust, "1A2", Series 2003-L, 2.491% *, 11/25/2033	500,095	500,113

Total Collateralized Mortgage Obligations (Cost $19,116,516)		19,587,568
Government & Agency Obligations 25.6%
Sovereign Bonds 0.9%
Federative Republic of Brazil, 2.625%, 1/5/2023	1,500,000	1,351,500
Republic of Poland, 5.0%, 3/23/2022	350,000	401,660

		1,753,160
U.S. Government Sponsored Agency 1.1%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031	1,500,000	2,366,795
U.S. Treasury Obligations 23.6%
U.S. Treasury Bills:
0.035% ***, 2/12/2015 (c)	125,000	125,000
0.085% ***, 6/11/2015 (c)	955,000	954,940
U.S. Treasury Bonds:
Zero Coupon, 8/15/2042	1,325,000	697,493
3.125%, 8/15/2044 (a)	1,507,000	1,788,386
3.5%, 2/15/2039	3,600,000	4,474,688
3.75%, 11/15/2043	10,225,000	13,516,172
U.S. Treasury Notes:
1.0%, 8/31/2016	2,000,000	2,020,000
1.0%, 9/30/2016	750,000	757,734
1.625%, 12/31/2019	500,000	510,547
2.25%, 11/15/2024	8,160,000	8,578,200
2.75%, 11/15/2023	5,350,000	5,846,544
2.75%, 2/15/2024	9,150,000	10,011,390

		49,281,094

Total Government & Agency Obligations (Cost $47,757,599)		53,401,049
Municipal Bonds and Notes 2.1%
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018	3,237,605	3,342,471
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series A2, 7.431%, 7/1/2043	750,000	1,091,220

Total Municipal Bonds and Notes (Cost $3,987,605)		4,433,691

	Shares	Value ($)
Securities Lending Collateral 4.3%
Daily Assets Fund Institutional, 0.10% (d) (e) (Cost $8,995,418)	8,995,418	8,995,418
Cash Equivalents 4.2%
Central Cash Management Fund, 0.06% (d) (Cost $8,860,031)	8,860,031	8,860,031

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $219,466,209) †	109.4	228,338,960
Other Assets and Liabilities, Net	(9.4)	(19,691,154)

Net Assets	100.0	208,647,806

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2015.

**	These securities are shown at their current rate as of January 31, 2015.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $219,520,506.  At January 31, 2015, net unrealized appreciation for all securities based on tax cost was $8,818,454.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,899,914 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,081,460.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2015 amounted to $8,747,703, which is 4.2% of net assets.

(b)	When-issued or delayed delivery security included.
(c)	At January 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

NCUA: National Credit Union Administration
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At January 31, 2015, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

Ultra Long U.S. Treasury Bond	USD	3/20/2015	13	2,326,188	(188,494)

Currency Abbreviation
USD   United States Dollar

At January 31, 2015, open interest rate swap contracts were as follows:

Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
12/16/2015 9/18/2017	28,300,000	Floating — 3-Month LIBOR	Fixed — 1.557%	198,100	232,753
12/16/2015 9/16/2020	9,600,000	Fixed — 2.214%	Floating — 3-Month LIBOR	(250,738)	(260,648)
12/16/2015 9/16/2025	19,700,000	Fixed — 2.64%	Floating — 3-Month LIBOR	(1,140,974)	(1,024,329)
12/16/2015 9/17/2035	7,400,000	Fixed — 2.938%	Floating — 3-Month LIBOR	(875,344)	(720,008)
12/16/2015 9/18/2045	5,900,000	Fixed — 2.998%	Floating — 3-Month LIBOR	(960,478)	(770,767)
Total net unrealized depreciation					(2,542,999)

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at January 31, 2015 is 0.25%.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund's investments:

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (f)
Corporate Bonds	$—	$76,790,671	$—	$76,790,671
Mortgage-Backed Securities Pass-Throughs	—	36,634,024	—	36,634,024
Asset-Backed	—	11,462,309	999,666	12,461,975
Commercial Mortgage-Backed Securities	—	7,174,533	—	7,174,533
Collateralized Mortgage Obligations	—	19,587,568	—	19,587,568
Government & Agency Obligations	—	53,401,049	—	53,401,049
Municipal Bonds and Notes	—	4,433,691	—	4,433,691
Short-Term Investments (f)	17,855,449	—	—	17,855,449
Derivatives (g)
Interest Rate Swap Contracts	—	232,753	—	232,753

Total	$17,855,449	$209,716,598	$999,666	$228,571,713

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(188,494)	$—	$—	$(188,494)
Interest Rate Swap Contracts	—	(2,775,752)	—	(2,775,752)

Total	$(188,494)	$(2,775,752)	$—	$(2,964,246)

There have been no transfers between fair value measurement levels during the period ended January 31, 2015.
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps
Interest Rate Contracts	$(188,494)	$(2,542,999)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Core Fixed Income Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2015